Securities Act File No. 33-40682
                                     Investment Company Act File No. 811-6312
 ===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

            Post-Effective Amendment No. 20                        /X/

                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

            Amendment No. 20                                      /X/

                        (Check appropriate box or boxes.)

                             THE LAZARD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

30 Rockefeller Plaza, New York, New York                    10112
(Address of Principal Executive Offices)                    (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 632-6000

                            David M. Goldenberg, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                    (Name and Address of Agent for Service)

                                    copy to:

                            Stuart H. Coleman, Esq.
                         Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                         New York, New York 10038-4982

     It is proposed that this filing will become effective (check appropriate box)

          X       immediately upon filing pursuant to paragraph (b)
         ----
                  on    (DATE)      pursuant to paragraph (b)
         ----
                  60 days after filing pursuant to paragraph (a)(1)
         ----
                  on     (DATE)      pursuant to paragraph (a)(1)
         ----
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----

                             THE LAZARD FUNDS, INC.
                     PART A and PART B were filed as part of
                                  Registrant's
                        Post-Effective Amendment No. 19.

                             THE LAZARD FUNDS, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

         (a)(1)   Articles of Incorporation1
         (a)(2)   Articles of Amendment7
         (a)(3)   Articles Supplementary7
         (b)      By-Laws1
         (d)(1) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Equity Portfolio4
         (d)(2) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Fixed-Income Portfolio4
         (d)(3) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Bond Portfolio4
         (d)(4) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Strategic Yield Portfolio4
         (d)(5)   Form of Investment Management Agreement between the
                  Registrant and Lazard Asset Management with
                  respect to the Lazard Small Cap Portfolio4
         (d)(6) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Equity Portfolio4
         (d)(7) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Emerging Markets Portfolio3
         (d)(8) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard International Small Cap Portfolio3
         (d)(9) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Global Equity Portfolio5
         (d)(10)  N/A
         (d)(11)  N/A
         (d)(12) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard Mid Cap Portfolio8
         (d)(13) Form of Investment Management Agreement between the Registrant and Lazard Asset Management with respect to the Lazard High Yield Portfolio8
         (d)(14)  N/A
         (e)      Distribution Agreement, as revised7
         (g)      Form of Custodian Agreement2
         (h)(1)   Form of Transfer Agency and Service Agreement2
         (h)(2) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company5
         (i)      Opinion and Consent of Counsel6
         (j)      Consent of Independent Auditors9
         (m)      Distribution and Servicing Plan8
         (n)      Financial Data Schedule9
         (o)      Rule 18f-3 Plan7
         (p)      Code of Ethics

               Other Exhibits:
               Power of Attorney of Board Members9

---------------
     1. Incorporated by reference from Registrant's Registration Statement on Form N-1A (file Nos. 33-40682 and 811-6312) filed with the Securities and Exchange Commission on May 20, 1991.

     2. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on July 23, 1991.

     3. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on September 1, 1993.

     4. Incorporated by reference from Registrant's Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission on March
          31, 1994.

     5. Incorporated by reference from Registrant's Post-Effective Amendment No. 8 filed with the Securities and Exchange Commission on October 13, 1995.

     6. Incorporated by reference from Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on December 27, 1995.

     7. Incorporated by reference from Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on August 15, 1996.

     8. Incorporated by reference from Registrant's Post-Effective Amendment No. 15 filed with the Securities and Exchange Commission on October 31, 1997.

     9. Incorporated by reference from Registrant's Post-Effective Amendment No. 19 filed with the Securities and Exchange Commission on May 1, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.
          None.

Item 25.  Indemnification

          Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit (b) and by the following undertaking set forth in the rules promulgated by the Securities and Exchange
Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnificaetion against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Investment Management Agreements and the Distribution Agreement filed as Exhibits (d) and (e), respectively.

Item 26. Business and Other Connections of Investment Advisers.

          The description of the Investment Manager under the Captions "Fund Management--Investment Manager" in the Prospectus and "Management" in the Statement of Additional Information constituting Parts A and B, respectively, of the Registrant's Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of the Registrant's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Registrant's investment adviser or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Lazard Freres & Co. LLC (SEC File No. 801-6568).

Item 27.  Principal Underwriters

   (a) Lazard Freres & Co. LLC, through its division Lazard Asset Management, currently serves as an investment adviser or subadviser to the following investment companies: Lazard Retirement Series, Inc.; American AAdvantage Fund; International Equity Fund; AmSouth International Equity Fund; Fortis Series Fund, Inc. Lazard International Stock Series; EQ Advisors Trust Lazard Large Cap Value Portfolio and Lazard Small Cap Value Portfolio; Frank Russell Funds Fixed Income III Portfolio and Multistrategy Bond Portfolio; JNL Series Trust Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series; The Managers Funds Managers International Equity Fund; Members Mutual Funds Members International Stock Fund; Nationwide Investing Foundation III Prestige Advisor Series Prestige International Fund; Nationwide Separate Account Trust Nationwide Small Company Fund; New Covenant Growth Fund; Pacific Select Fund Mid Cap Value Fund; The Target Funds, Target International Equity Portfolio and Target Small Capitalization Value Portfolio; The Target Portfolio Trust Target International Equity Portfolio and Target Small Capitalization Value Portfolio; Prudential Diversified Funds Prudential Diversified Moderate Growth Fund and Prudential Diversified High Growth Fund; Style Select Series, Inc. Small-Cap Value Portfolio; TIFF Investment Program, Inc. TIFF Emerging Markets Fund; and Travelers Series Trust Lazard International Stock Portfolio.

   (b) Registrant is fulfilling the requirement of this Item 27 by incorporating by reference, the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Lazard Freres & Co. LLC (SEC File No. 801-6568) and the information contained in the Form BD filed with the SEC pursuant to the Securities Exchange Act of 1934 by Lazard Freres & Co. LLC (SEC File No. 8-2595).

   (c)   Not applicable.

Item 28. Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank and Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10020.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         None


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 15th day of August, 2000.


                             THE LAZARD FUNDS, INC.
                                        (Registrant)

                               By:   /S/HERBERT W. GULLQUIST*
                                     Herbert W. Gullquist, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/S/Herbert W. Gullquist*      President (Principal          August 15, 2000
-----------------------       Executive, Financial
Herbert W. Gullquist          and Accounting Officer)
                              and Director

/S/Norman Eig*                Director                      August 15, 2000
-----------------------
Norman Eig

/s/ John J. Burke*            Director                      August 15, 2000
-----------------------
John J. Burke

/s/ Lester Z. Lieberman*      Director                      August 15, 2000
-----------------------
Lester Z. Lieberman

/s/ Richard Reiss, Jr.*       Director                      August 15, 2000
-----------------------
Richard Reiss, Jr.

/s/ John Rutledge*            Director                      August 15, 2000
-----------------------
John Rutledge

/s/ Kenneth S. Davidson*      Director                      August 15, 2000
-----------------------
Kenneth S. Davidson

/s/ Carl Frischling*          Director                      August 15, 2000
-----------------------
Carl Frischling

/s/ William Katz*             Director                      August 15, 2000
----------------------
William Katz

*By:/s/ David M. Goldenberg, Esq.
        ------------------------
 Attorney-in-fact, David M. Goldenberg, Esq.


                                 EXHIBIT INDEX
                                 -------------

Exhibit 23(p)       Code of Ethics